Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 127,664	£ 113,337
Financial assets at fair value through the income statement	171,761	129,470
Financial assets at fair value through other comprehensive income	51,902	45,406
Derivative financial assets	302,693	229,641
Loans and advances at amortised cost	134,267	141,636
Other assets	1,440	1,421
Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Financial assets at fair value through other comprehensive income	51,902	45,406
Derivative financial assets	302,693	229,641
Loans and advances at amortised cost	134,267	141,636
Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	191	624
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Total on balance sheet exposures	134,267	141,636
Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	51,710	44,781
Unconsolidated structured entities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	11,361	9,661
Financial assets at fair value through the income statement	59,045	35,359
Financial assets at fair value through other comprehensive income	153	391
Derivative financial assets	2,968	2,369
Loans and advances at amortised cost	18,418	17,092
Other assets	11	22
Other interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	76
Financial assets at fair value through the income statement	2,780	2,500
Financial assets at fair value through other comprehensive income	153	391
Derivative financial assets	0	0
Loans and advances at amortised cost	18,418	17,092
Other assets	11	22
Total on balance sheet exposures	21,362	20,081
Total off balance sheet notional amounts	19,281	14,002
Maximum exposure to loss	40,643	34,083
Total assets of the entity	255,104	234,065
Multi-seller conduit programmes [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	5,146	5,930
Other assets	8	17
Total on balance sheet exposures	5,154	5,947
Total off balance sheet notional amounts	11,750	8,649
Maximum exposure to loss	16,904	14,596
Total assets of the entity	87,004	78,716
Lending [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	15	0
Financial assets at fair value through other comprehensive income	106	0
Loans and advances at amortised cost	12,475	7,874
Other assets	3	4
Total on balance sheet exposures	12,599	7,878
Total off balance sheet notional amounts	7,531	3,732
Maximum exposure to loss	20,130	11,610
Total assets of the entity	153,990	139,210
Others [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	76
Financial assets at fair value through the income statement	2,765	2,500
Financial assets at fair value through other comprehensive income	47	391
Loans and advances at amortised cost	797	3,288
Other assets	0	1
Total on balance sheet exposures	3,609	6,256
Total off balance sheet notional amounts	0	1,621
Maximum exposure to loss	3,609	7,877
Total assets of the entity	£ 14,110	£ 16,139